Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2016
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2016. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	145,923	348,487	—	494,410
Marketable securities and other securities investments
Public and corporate bonds	6,129,824	1,038,810	12,317	7,180,951
Common stocks	2,704,814	—	—	2,704,814
Other	61,538	369,184	—	430,722
Derivative financial instruments	—	338,310	1,010	339,320

Total	9,042,099	2,094,791	13,327	11,150,217

Liabilities
Derivative financial instruments	—	(360,731)	—	(360,731)

Total	—	(360,731)	—	(360,731)

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	100,841	915,684	—	1,016,525
Time deposits	—	600,000	—	600,000
Marketable securities and other securities investments
Public and corporate bonds	4,911,769	1,029,478	10,334	5,951,581
Common stocks	2,558,931	—	—	2,558,931
Other	83,082	265,400	—	348,482
Derivative financial instruments	—	362,388	4,423	366,811

Total	7,654,623	3,172,950	14,757	10,842,330

Liabilities
Derivative financial instruments	—	(242,713)	(1,574)	(244,287)

Total	—	(242,713)	(1,574)	(244,287)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2014, 2015 and 2016:

	Yen in millions
	For the year ended March 31, 2014
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	6,889	5,127	12,016
Total gains (losses)
Included in income (loss)	(28)	3,460	3,432
Included in other comprehensive income (loss)	(228)	—	(228)
Purchases and issuances	2,575	—	2,575
Settlements	(1,555)	(1,579)	(3,134)
Other	1,439	536	1,975

Balance at end of year	9,092	7,544	16,636

	Yen in millions
	For the year ended March 31, 2015
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	9,092	7,544	16,636
Total gains (losses)
Included in income (loss)	(33)	(5,953)	(5,986)
Included in other comprehensive income (loss)	227	—	227
Purchases and issuances	4,055	—	4,055
Settlements	(2,914)	(1,169)	(4,083)
Other	1,890	588	2,478

Balance at end of year	12,317	1,010	13,327

	Yen in millions
	For the year ended March 31, 2016
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	12,317	1,010	13,327
Total gains (losses)
Included in income (loss)	1	2,507	2,508
Included in other comprehensive income (loss)	(286)	—	(286)
Purchases and issuances	931	—	931
Settlements	(1,451)	(479)	(1,930)
Other	(1,178)	(189)	(1,367)

Balance at end of year	10,334	2,849	13,183